FORM 13F

Report for the Calendar Year or Quarter
Ended: June 30, 2005

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers & Co., Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] July 20, 2005

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
69

Form 13F Information Table Value Total:
$594,843,695

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



 KAHN BROTHERS & CO. INC.
 FORM 13F
 JUNE 30, 2005
                                                                INVEST   VOTING
                                                                 DISCR.  AUTH.
SECURITY                CLASS   CUSIP        MARKET      QTY     SOLE    NONE
                                             VALUE
COMMON STOCK

ADVANCED MARKETING       COM  00753T105    18,071,495  3,614,299   x 3,614,299
AIRBRONE INC.		 COM	  9269101	    391,200	    48,000   x	48,000
AMERICAN NAT'L INS. CO.  COM   23645104     3,045,820     26,739   x    26,739
AMERICAN TEL & TEL       COM  030177109     1,216,599     63,897   x    63,897
ASTORIA FIN'L            COM   46265104       922,940     32,418   x    32,418
AUDIOVOX CORP.           COM   50757103    24,284,858  1,566,765   x 1,566,765
BANK OF AMERICA          COM   60505104    14,316,731    313,895   x   313,895
BRISTOL MYERS SQUIBB     COM  110122108    26,561,023  1,063,292   x 1,063,292
CFS BANCORP              COM  12525D102     2,804,458    210,862   x   210,862
CITIGROUP, INC.          COM  172967101       955,759     20,674   x    20,674
CHEVRONTEXCO CORP.	 COM  166764100	  2,046,672	    36,600   x	36,600
COMCAST CL. A		 COM  20030N101     3,295,802    107,460   x   107,460
CRAZY WOMAN CREEK        COM  225233105       345,887     23,450   x    23,450
CNA FINANCIAL		 COM  126117100    22,459,104    790,257   x   790,257
DEVCON INT'L CORP.       COM  251588109	    181,650     17,300   x    17,300
DELMONTE FOODS		 COM  24522P103       549,830	    51,052	 x	51,052
DIME COMM.BANC.          COM  253922108     7,206,799    474,131   x   474,131
EXXON MOBIL CORP.        COM  30231G102     1,847,718     32,151   x    32,151
FIRST PLACE FIN'L        COM  33610T109       528,703     26,317   x    26,317
FIRST NIAGARA FIN'L	 COM	33582V108	 15,862,618	 1,087,971	 x 1,087,971
FLUSHING FINANCIAL CORP  COM  343873105    13,891,625    754,980   x   754,980
GATX CORP.               COM  361448103       501,975     14,550   x    14,550
HAGGAR                   COM  405173105    17,099,372    840,264   x   840,264
HOLOGIC                  COM  436440101    35,773,450    899,961   x   899,961
HUDSON UTD BANCORP       COM  444165104     3,701,224    102,527   x   102,527
IBM                      COM  459200101     8,518,967    114,811   x   114,811
IDT CORP.                COM  448947101    21,385,778  1,615,240   x 1,615,240
IDT CORP. CL. B		 COM  448847309     2,451,576    186,290   x   186,290
INDEPENDENCE COMM        COM  453414104       566,066     15,328   x    15,328
KANSAS CITY SOUTHERN     COM  485170302	  1,515,417     75,095   x    75,095
KIRIN BREWERY LTD		 COM	497350306	    224,301	    23,100	 x	23,100
KNIGHT TRADING           COM  499063105     2,080,374    273,015   X   273,015
LANDMARK SVGS. BK.       COM  514928100     1,152,095     45,900   x    45,900
LUCENT TECH			 COM	549463107	     36,663     12,599	 x	12,599
MARITRANS INC.           COM  570363101    16,144,295    596,832   x   596,832
MARSHALL & ISLEY		 COM	571834100	    359,334	     8,084	 x	 8,084
MAXXAM CORP.             COM  577913106       438,793     18,938   x    18,938
MERCHANTS GROUP          COM  588539106     2,705,449    111,450   x   111,450
MERCK & CO.		       COM  589331107	 22,962,848    745,547   x   745,547
MERITOR SVGS BK PA       COM  590007100        63,990     15,800   x    15,800
MEDCO HEALTH SOL.		 COM	58405U102	  1,254,547	    23,511   x	23,511
MONSANTO 			 COM	66166W101	    920,857	    14,647	 x	14,647
MOTOROLA                 COM  620076109       219,120     12,000   x    12,000
NAM TAI ELEC.            COM  629865205    17,679,895    777,480   x   777,480
NEW YORK COMMUNITY BANC	 COM  649445103    58,996,567  3,255,881   x 3,255,881
NEW YORK MAGIC           COM  629484106     8,683,261    371,875   x   371,875
NEWMARKET GROUP	       COM	651587107	    537,572     36,347	 x	36,347
NORTH FORK BANC.         COM  659424205    22,401,189    797,479   x   797,479
NOVARTIS ADR             COM  66987V109     9,130,445    192,463   x   192,463
OFFSHORE LOGISTICS       COM  676255102     2,316,698     70,545   x    70,545
OLD REPUBLIC             COM  680223104    22,514,239    890,243   x   890,243
PETROLEUM HELO.          COM  716604202     1,656,446     70,040   x    70,040
PAYLESS SHOESOURCE	 COM	704379106	  7,880,448	   410,440	 x   410,440
PFIZER INC.              COM  717081103     7,333,642    265,904   x   265,904
PROVIDENT BANCORP        COM  74383A109    11,803,351  1,123,506   x 1,123,506
QUESTAR CORP.            COM  748356102     1,166,430     17,700   x    17,700
SCHERING PLOUGH		 COM  806605101    14,379,892	   754,454	 x   754,454
SEABOARD CORP.           COM  811543107    45,117,696     27,114   x    27,114
SLM CORP.			 COM	78443P106	    862,330	    16,975   x	16,975
ST. PAUL COMPANIES       COM  792860108    12,965,941    328,003   x   328,003
SYMS CORP                COM  871551107     6,169,800    420,000   x   420,000
TCF FIN'L                COM  872275102       630,540     24,364   x    24,364
TEMPLE INLAND            COM  879868107       869,164     24,204   x    24,204
THREE COM		       COM  885535104	 14,350,406  3,953,280   x 3,953,280
USEC INC.                COM  90333E108     6,905,707    471,701   x   471,701
USB HOLDINGS		 COM	902910108	  1,906,843	    81,489	 x	81,489
VIVENDI UNIVERSAL	       COM  92851S204	  1,401,579     44,736   x	44,736
VOLVO                    COM  928856400     1,176,208     29,035   x    29,035
WYETH                    COM  983024100    15,113,624    339,632   x   339,632

TOTALS                                    594,843,695 30,922,889    30,922,889